Capital and financial risk management - Credit risk - Maximum exposure to credit risk (Details) - Credit risk - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018
Capital and financial risk management
Exposure to credit risk	€ 41,337	€ 28,067
Cash at bank and in hand
Capital and financial risk management
Exposure to credit risk	2,434	2,197
Repurchase agreements and bank deposits
Capital and financial risk management
Exposure to credit risk	2,196
Money market funds
Capital and financial risk management
Exposure to credit risk	9,007	2,477
Managed investment funds.
Capital and financial risk management
Exposure to credit risk	6,405	3,891
Government securities
Capital and financial risk management
Exposure to credit risk	3,011	1,974
Other investments - public debt and bonds
Capital and financial risk management
Exposure to credit risk	4,418	6,087
Derivative financial instruments
Capital and financial risk management
Exposure to credit risk	3,634	2,629
Trade receivables.
Capital and financial risk management
Exposure to credit risk	5,077	5,402
Contract assets and other receivables
Capital and financial risk management
Exposure to credit risk	€ 5,155	€ 3,410